Organization and Nature of Business (Detail)	12 Months Ended		0 Months Ended
	Dec. 31, 2013 Investment_Teams Investment_Strategies	Nov. 06, 2013	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock
Class of Stock [Line Items]
Shares issued during the period (shares)			5,520,000	12,712,279
APAM economic interest in Artisan Partners Holdings LP (as a percent)	29.00%	24.00%
Number of autonomous investment teams	5
Number of investment strategies	13